UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ];  Amendment Number:
     This Amendment  (Check only one.):	[  ] is a restatement.
					        	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		PanAgora Asset Management, Inc.
Address:	470 Atlantic Avenue, 8th Floor
		Boston, MA  02210


Form 13F File Number:    28 - 03042

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Louis X. Iglesias
Title:	Chief Compliance Officer
Phone: 	(617) 439-6300

Signature, Place and Date of Signing:

 /s/ Louis X. Iglesias
         5/14/2009
                  [Signature]
   [Date]

Report Type    (Check only one.):

[    ]	13F HOLDINGS REPORT.  (Check
here if all holdings of this reporting manager are reported in this report.)

[ X ]	13F NOTICE.   (Check here if no
holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[    ]	13F COMBINATION REPORT.  (Check
here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:

	Form 13F File Number	Name

	28 - 90		Putnam Investment Management, LLC